Commitment and Contingencies - Narrative (Q1) (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Aug. 31, 2017 USD ($) ft² extensionPeriod	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) ft²	Jan. 17, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Lessee, term of contract		15 years 6 months
Lessee, operating lease, size | ft²							88,759
Property, plant and equipment, gross			$ 32,751		$ 32,218	$ 30,455
Incentive from lessor							$ 5,800
Lease incentive receivable							$ 5,800
Lease incentive amortization period							15 years
Lessee, operating lease, size of additional asset | ft²		61,000
Lessee, operating lease, additional asset term		6 years 6 months
Letters of credit outstanding, amount		$ 2,725						$ 2,854
Lessee, operating lease, termination term		6 years 6 months
Early termination payment, decrease per year		$ 650
Lessee, operating lease, number of renewal options | extensionPeriod		2
Lessee renewal term		5 years
Lessee, operating lease, rent free period	6 months
Operating lease rent expense			1,284	$ 1,349	5,167	5,105	$ 4,226
Purchase obligation			374,000		$ 215
Scenario 1
Lessee, Lease, Description [Line Items]
Early termination payment		$ 7,500
Early termination payment, decrease per year		650
Scenario 2
Lessee, Lease, Description [Line Items]
Early termination payment		$ 3,600
Lessee, operating lease, termination notice period		12 years 6 months
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, additional asset term	181 months
Lessee, operating lease, monthly rental	$ 226
Minimum | Capital Lease Obligations
Lessee, Lease, Description [Line Items]
Debt stated interest rate		5.00%			5.00%
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, size of additional asset | ft²		61,000
Lessee, operating lease, additional asset term	186 months
Early termination payment		$ 7,500
Lessee, operating lease, monthly rental	$ 281
Maximum | Capital Lease Obligations
Lessee, Lease, Description [Line Items]
Debt stated interest rate		10.60%			10.60%
Leasehold improvements
Lessee, Lease, Description [Line Items]
Property, plant and equipment, gross			$ 12,133		$ 12,120	$ 12,071	5,700
Incentive from lessor							$ 5,800